Long-Term Debt and Other Financial Liabilities, Huarong Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Installment Vessel	Nov. 15, 2023 USD ($) Transaction Affiliate	Dec. 31, 2022 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding	$ 64,534		$ 42,606
Huarong Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of sale and leaseback transactions | Transaction		3
Number of affiliates from which vessels were chartered back | Affiliate		3
Term of bareboat charter	3 years
Number of vessels | Vessel	3
Financing amount		$ 30,000
Interest rate	3.30%
Number of consecutive payment installments | Installment	36
Frequency of periodic payment	monthly
Installment payment	$ 139
Purchase obligation	$ 5,000
Waiting period to purchase vessel	6 months
Balance outstanding	$ 30,000
Huarong Sale and Leaseback [Member] | SOFR [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Term of variable rate	3 months